POTENTIALLY DILUTIVE SECURITIES	3 Months Ended
Mar. 31, 2015
Notes to Financial Statements
POTENTIALLY DILUTIVE SECURITIES

Note 5: pOTENTIALLY DILUTIVE SECURITIES

Options, warrants, and convertible debt outstanding were all considered anti-dilutive for the three months ended March 31, 2015 and 2014, due to net losses.

The following securities were not included in the diluted net loss per share calculation because their effect was anti-dilutive as of the periods presented:

	March 31,
	2015	2014
Common stock options	65,000	65,000
Common stock warrants - equity treatment	52,229,000	193,000
Common stock warrants - liability treatment	12,514,000	57,000
Convertible notes	-	15,000
Potentially dilutive securities	64,808,000	330,000